Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Voyage revenues (Note 15)	$ 324,282	$ 253,661
Total revenues	324,282	253,661
Expenses
Voyage expenses	91,329	42,586
Charter-in hire expenses	44,442	40,763
Vessel operating expenses	78,133	53,681
Dry docking expenses	28,702	3,269
Depreciation	59,781	43,243
Management fees	8,188	3,913
General and administrative expenses	17,062	17,702
Impairment loss (Note 5)	3,411	0
Other operational gain	(171)	(41)
Provision for doubtful debts	1,250	0
(Gain)/Loss on forward freight agreements and bunker swaps (Note 14)	(7,383)	(2,000)
(Gain)/Loss on sale of vessels (Note 5)	700	0
Total Operating Expenses	325,444	203,116
Operating income / (loss)	(1,162)	50,545
Other Income/ (Expenses):
Interest and finance costs (Note 9)	(43,826)	(30,338)
Interest and other income/(loss)	1,096	394
Gain / (Loss) on derivative financial instruments, net (Note 14)	0	(1)
Loss on debt extinguishment (Notes 7 and 9)	(1,619)	(21)
Total other expenses, net	(44,349)	(29,966)
Income / (loss) before taxes and equity in income of investee	(45,511)	20,579
Income taxes	(59)	0
Income/(Loss) before equity in income of investee	(45,570)	20,579
Equity in income of investee	55	49
Net income/(loss)	$ (45,515)	$ 20,628
Earnings / (Loss) per share, basic	$ (0.49)	$ 0.32
Earnings / (Loss) per share, diluted	$ (0.49)	$ 0.32
Weighted average number of shares outstanding, basic (Note 11)	92,457,415	64,170,654
Weighted average number of shares outstanding, diluted (Note 11)	92,457,415	64,468,860